Label	Element	Value
USCA Shield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USCA Shield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended September 30, 2017, the Fund's portfolio turnover rate was 80.96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.96%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The ratio of expenses to average net assets in the Fund's financial highlights includes only the direct operating expenses of the Fund and may not correlate to the Total Annual Fund Operating Expenses in this table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in common stocks of large-cap companies and exchange-traded funds ("ETFs") that invest primarily in large-cap common stocks.  The Fund defines large-cap as companies with market capitalizations in excess of $5 billion.  The Fund sells (writes) call options on a majority of these stocks and ETFs to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received.

The Fund's adviser selects stocks that it believes will outperform the S&P 500 by screening for relatively attractive levels among the following stock-specific financial metrics: (i) dividend payments, (ii) dividend increases, (iii) payout ratios, (iv) debt coverage ratios, (v) debt levels, (vi) earnings history, (vii) revenue growth, (viii) earnings growth, (ix) stock buybacks, (x) price-to-earnings (P/E) ratios, (xi) forward-looking P/E ratios, (xii) price-to-book value ratios, (xiii) price-to-sales ratios, (xiv) price-to-cash flow ratios, (xv) Altman Z scores (a bankruptcy predictor), (xvi) P/E-to-growth (PEG) ratios, and (xv) Betas.  In addition to evaluating these metrics, the Adviser assesses the macro economic environment to determine what sectors of the S&P 500 it believes will underperform and outperform.  From these determinants, the Adviser selects stocks it believes have the highest probability of outperforming the S&P 500.  The Adviser uses ETFs as a substitute for groups of stocks or to execute sector-based strategies.

To enhance the potential returns of the Fund, as well as to hedge against losses should portfolio securities decline, the Adviser sells call options against the Fund's portfolio of stocks and ETFs.  This strategy is commonly referred to as a "covered call" strategy because the Fund owns the underlying security at the time it sells the option.  The Adviser selects call options with various exercise prices and maturities, reflecting the Adviser's views about the capital appreciation potential of each underlying stock and ETF, as well its view on the U.S. stock market as a whole.  The Adviser selects call options it believes will expire worthless or can be repurchased (bought back) later at a lower price.

The Adviser sells stocks and ETFs when it believes they no longer represent the highest probability of outperforming the S&P 500 and will contemporaneously repurchase related written call options.  The Adviser also repurchases call options when it believes writing a new call option with a different maturity and/or strike price will produce higher returns.  Together, the Adviser's stock and ETF selection strategy and call writing strategy are intended to produce returns that match or exceed the long-term performance of the S&P 500 while avoiding some of the losses experienced during market declines.  The Adviser engages in active trading of the Fund's portfolio of securities in seeking to achieve the Fund's investment objective.

When the Adviser determines that investment opportunities in large cap common stocks are overvalued or that prospects for the U.S. stock market are waning, the Adviser may also allocate a portion of the Fund's assets to money market funds and other cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance. The following risks may apply to the Fund's direct investments as well as the Fund's indirect risks through investing in ETFs.

•
Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•
ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in stocks.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETFs are subject to specific risks, depending on the nature of the ETF, including:

o
Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with ETFs. ETFs have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to ETFs in which the Fund invests and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of those ETFs may trade at a discount to NAV and possibly face trading halts and/or delisting.

o
Distressed Market Risk: If the market for securities in which an ETF will invest becomes distressed, the market for the shares of that ETF may become less liquid in response to the deteriorating liquidity in the market for the underlying portfolio holdings of that ETF.  This adverse effect on liquidity for shares of that ETF could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

o
Market Trading Risk: ETFs face numerous market trading risks, including disruptions to the creation and redemption processes of the ETF, losses from trading in secondary markets, and the existence of extreme market volatility or potential lack of an active trading market for shares, which may result in shares trading at a significant premium or discount to NAV. If the Fund purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the Fund may sustain losses.

•	High Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.

•	Large Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•
Management Risk: The Adviser's dependence on its process and judgments about the value and potential appreciation of particular securities and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

•
Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as economic growth and market conditions, interest rate levels, and political events affect the U.S. securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Written Call Options Risk: As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one-year and since inception compare with that of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.uscashield.com or by calling 1-(844) 877-4539 (USSHLDX).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one-year and since inception compare with that of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-(844) 877-4539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscashield.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 3.10% (quarter ended June 30, 2017) and the lowest return for a quarter was 0.36% (quarter ended March 31, 2017).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.36%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the period ended December 31, 2017)
USCA Shield Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.93%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
USCA Shield Fund | CBOE BuyWrite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CBOE BuyWrite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.97%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
USCA Shield Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.19%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,373
USCA Shield Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	743
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,392
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,136
Annual Return 2017	rr_AnnualReturn2017	6.33%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.79%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
USCA Shield Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[1]
USCA Shield Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.06%	[1]

[1]	The Fund commenced operations on November 29, 2016.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The ratio of expenses to average net assets in the Fund's financial highlights includes only the direct operating expenses of the Fund and may not correlate to the Total Annual Fund Operating Expenses in this table.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.40% and 1.15% of average daily net assets of Investor Class and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the lower of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees of USCA Fund Trust (the "Trust"), of which the Fund is a series, on 60 days' written notice to the Fund's adviser.